Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
April 30, 2024
RW42-NPRT3-0624
1.867278.116
Domestic Equity Funds - 21.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	137,775	2,390,390
Fidelity Series Commodity Strategy Fund (a)	4,541	440,453
Fidelity Series Large Cap Growth Index Fund (a)	73,957	1,511,689
Fidelity Series Large Cap Stock Fund (a)	74,482	1,599,134
Fidelity Series Large Cap Value Index Fund (a)	186,414	2,857,721
Fidelity Series Small Cap Core Fund (a)	2,922	32,349
Fidelity Series Small Cap Opportunities Fund (a)	48,773	700,376
Fidelity Series Value Discovery Fund (a)	69,501	1,058,496
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,132,494)		10,590,608

International Equity Funds - 20.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	42,368	630,866
Fidelity Series Emerging Markets Fund (a)	80,053	698,860
Fidelity Series Emerging Markets Opportunities Fund (a)	156,638	2,797,560
Fidelity Series International Growth Fund (a)	88,959	1,568,344
Fidelity Series International Index Fund (a)	49,487	597,308
Fidelity Series International Small Cap Fund (a)	43,420	728,161
Fidelity Series International Value Fund (a)	128,466	1,580,126
Fidelity Series Overseas Fund (a)	116,621	1,573,216
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,878,987)		10,174,441

Bond Funds - 57.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	352,697	3,364,728
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	444,446	3,280,015
Fidelity Series Corporate Bond Fund (a)	376,227	3,370,998
Fidelity Series Emerging Markets Debt Fund (a)	33,426	257,047
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,237	81,191
Fidelity Series Floating Rate High Income Fund (a)	5,477	49,401
Fidelity Series Government Bond Index Fund (a)	565,686	5,017,637
Fidelity Series High Income Fund (a)	31,828	265,124
Fidelity Series International Credit Fund (a)	1,602	12,703
Fidelity Series International Developed Markets Bond Index Fund (a)	230,190	1,956,614
Fidelity Series Investment Grade Bond Fund (a)	515,864	4,988,402
Fidelity Series Investment Grade Securitized Fund (a)	379,777	3,254,685
Fidelity Series Long-Term Treasury Bond Index Fund (a)	335,477	1,774,674
Fidelity Series Real Estate Income Fund (a)	5,027	48,314
TOTAL BOND FUNDS (Cost $32,094,905)		27,721,533

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	46,672	46,672
Fidelity Series Short-Term Credit Fund (a)	257	2,518
Fidelity Series Treasury Bill Index Fund (a)	11,433	113,528
TOTAL SHORT-TERM FUNDS (Cost $162,695)		162,718

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $49,269,081)	48,649,300
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,776)
NET ASSETS - 100.0%	48,631,524

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,321,853	946,129	922,445	83,807	(15,882)	35,073	3,364,728
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,718,420	656,695	860,425	115,289	(89,491)	(145,184)	3,280,015
Fidelity Series Blue Chip Growth Fund	2,254,724	539,967	797,387	12,585	23,740	369,346	2,390,390
Fidelity Series Canada Fund	681,876	138,860	199,116	22,350	17,369	(8,123)	630,866
Fidelity Series Commodity Strategy Fund	400,289	177,673	114,047	15,592	(8,042)	(15,420)	440,453
Fidelity Series Corporate Bond Fund	3,484,368	756,755	827,543	111,005	(63,071)	20,489	3,370,998
Fidelity Series Emerging Markets Debt Fund	274,433	49,123	71,054	12,646	(11,840)	16,385	257,047
Fidelity Series Emerging Markets Debt Local Currency Fund	93,155	20,725	24,517	5,956	(1,550)	(6,622)	81,191
Fidelity Series Emerging Markets Fund	780,166	206,591	281,339	18,168	(27,007)	20,449	698,860
Fidelity Series Emerging Markets Opportunities Fund	3,112,006	853,780	1,116,894	83,863	(99,623)	48,291	2,797,560
Fidelity Series Floating Rate High Income Fund	53,328	13,769	17,842	3,786	112	34	49,401
Fidelity Series Government Bond Index Fund	5,066,451	1,256,201	1,164,370	115,036	(37,728)	(102,917)	5,017,637
Fidelity Series Government Money Market Fund 5.4%	528,417	99,043	580,788	10,987	-	-	46,672
Fidelity Series High Income Fund	286,874	54,463	77,875	13,344	(5,346)	7,008	265,124
Fidelity Series International Credit Fund	11,931	412	-	412	-	360	12,703
Fidelity Series International Developed Markets Bond Index Fund	2,095,312	420,240	549,554	67,437	(24,988)	15,604	1,956,614
Fidelity Series International Growth Fund	1,721,030	346,812	597,343	21,571	(5,467)	103,312	1,568,344
Fidelity Series International Index Fund	650,276	120,265	186,367	17,776	6,121	7,013	597,308
Fidelity Series International Small Cap Fund	536,459	387,707	240,156	27,531	(10,126)	54,277	728,161
Fidelity Series International Value Fund	1,732,458	310,872	576,808	53,738	37,186	76,418	1,580,126
Fidelity Series Investment Grade Bond Fund	5,176,995	1,159,059	1,213,290	158,847	(35,889)	(98,473)	4,988,402
Fidelity Series Investment Grade Securitized Fund	3,514,342	722,557	867,072	104,942	(51,408)	(63,734)	3,254,685
Fidelity Series Large Cap Growth Index Fund	1,424,079	348,377	446,289	8,819	59,599	125,923	1,511,689
Fidelity Series Large Cap Stock Fund	1,579,262	396,836	508,252	80,511	36,110	95,178	1,599,134
Fidelity Series Large Cap Value Index Fund	2,935,027	838,269	979,506	114,519	67,813	(3,882)	2,857,721
Fidelity Series Long-Term Treasury Bond Index Fund	2,339,099	837,443	1,200,002	57,240	(314,760)	112,894	1,774,674
Fidelity Series Overseas Fund	1,722,930	339,165	585,282	27,459	16,364	80,039	1,573,216
Fidelity Series Real Estate Income Fund	74,187	9,522	34,333	2,990	(3,159)	2,097	48,314
Fidelity Series Short-Term Credit Fund	243,220	29,368	274,334	4,243	(3,388)	7,652	2,518
Fidelity Series Small Cap Core Fund	10,664	33,054	10,935	113	157	(591)	32,349
Fidelity Series Small Cap Opportunities Fund	721,670	163,254	232,710	7,271	4,444	43,718	700,376
Fidelity Series Treasury Bill Index Fund	1,396,693	323,912	1,606,139	31,052	(4,061)	3,123	113,528
Fidelity Series Value Discovery Fund	1,082,346	304,285	321,564	52,772	9,612	(16,183)	1,058,496
	53,024,340	12,861,183	17,485,578	1,463,657	(534,199)	783,554	48,649,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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